Leases - Schedule of components of lease costs (Detail) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Leases [Abstract]
Operating lease expense	$ 58,000	$ 55,000	$ 175,000	$ 165,000	$ 221,552	$ 216,869
Variable lease cost	18,000	17,000	51,000	50,000	66,092	57,984
Total lease cost	$ 76,000	$ 72,000	$ 226,000	$ 215,000	$ 287,644	$ 274,853